SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN
The Option Scheme adopted in November 2006 will expire in November 2016. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price shall never be reduced below the par value of the share. Options granted under the scheme will vest at a date determined by the board at the date of the grant. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of one to three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options, and authorized unissued shares of Ship Finance, treasury shares held by the Company or cash may be used to satisfy exercised options.
No options were granted in the six months ended June 30, 2013.
As of June 30, 2013 there was $0.1 million in unrecognized compensation costs related to non-vested options granted under the Options Scheme (December 31, 2012: $0.3 million). This cost will be recognized over the remaining vesting periods, which average 7 months.